Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Party Transactions

The Group’s balances with related parties consisted of the following:

Names of the related parties	Relationship with the Group
Zhengang Tang	Controlling shareholder, Director, Chief Executive Officer and Chairman of the Board
Jihong Chen	Principal shareholder and the Director of the Board
Naixin Tang	Principal shareholder
Chinese Naseem Cultural Communications FZ LLC (“Naseem”)	Controlled by Zhengang Tang
Shanghai Wok Restaurant (“Wok”)	Controlled by Zhengang Tang
First Express Passengers Transport By Rented Buses L.L.C (“Express”)	Controlled by Zhengang Tang

(a) Amounts due from related parties

	As of December 31, 2024	Provided	Received or reimbursed	As of December 31, 2025
Naseem(i)	$544,949	$-	$(166,931)	$378,018
Wok(i)	489,483	-	(190,606)	298,877
Express(ii)	-	58,695	-	58,695
	$1,034,432	$58,695	$(357,537)	$735,590

	As of December 31, 2023	Provided	Received or reimbursed	As of December 31, 2024
Naseem(i)	$733,288	$9,839	$(198,178)	$544,949
Wok(i)	489,483	-	-	489,483
	$1,222,771	$9,839	$(198,178)	$1,034,432

(i)	Amount due from Naseem and Wok represent interest-free loans provided by the Company for their operation purpose.

(ii)	The amount due from Express represents advance payments provided by the Company.

(b) Amounts due to related party

	As of December 31,
	2025	2024	2023
Express(i)	$514,761	$39,566	$32,046
	$514,761	$39,566	$32,046

(i)	Amount due to Express was attributable to the purchasing automotive services from Express.

(c) Related party’s transaction

	For the years ended December 31,
	2025	2024	2023
Automotive services purchased from Express	$695,154	$529,301	$533,453
	$695,154	$529,301	$533,453